SHARE CAPITAL - Share based compensation Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of classes of share capital [line items]
Share based compensation charge	$ 7,182	$ 5,727
Fair value of options granted	$ 123	1,075
Weighted Average Remaining Contractual Life (years)	7 years 3 months 18 days
Share-based compensation (Note 13 (iv))	$ 7,182	5,727
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Disclosure of classes of share capital [line items]
Weighted Average Remaining Contractual Life (years)	3 years
Stock Option Plan
Disclosure of classes of share capital [line items]
Share based compensation charge	$ 974	3,376
RSUs
Disclosure of classes of share capital [line items]
Estimated fair value of equity settled restricted stock unit granted	6,869	1,828
Share-based compensation (Note 13 (iv))	$ 5,676	2,192
RSUs | Top of range
Disclosure of classes of share capital [line items]
Vesting period	3 years
PSUs
Disclosure of classes of share capital [line items]
Share-based compensation (Note 13 (iv))	$ 532	159
Estimated fair value of equity settled performance share unit granted	$ 846	$ 1,042
PSUs | Top of range
Disclosure of classes of share capital [line items]
Vesting period	3 years